UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)
















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2010












                                                                      (Form N-Q)

48453-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.6%)

              COMMON STOCKS (96.8%)

              CONSUMER DISCRETIONARY (10.3%)
              ------------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.7%)
     277,474  Burberry Group plc                                              $     4,531
      23,358  Christian Dior SA                                                     3,379
      33,600  Coach, Inc.                                                           1,680
      15,767  LVMH Moet Hennessy - Louis Vuitton S.A.                               2,471
                                                                              -----------
                                                                                   12,061
                                                                              -----------
              APPAREL RETAIL (1.1%)
      62,000  Ross Stores, Inc.                                                     3,657
      83,500  TJX Companies, Inc.                                                   3,832
                                                                              -----------
                                                                                    7,489
                                                                              -----------
              AUTO PARTS & EQUIPMENT (1.3%)
      22,156  Hyundai Mobis Co. Ltd.                                                5,513
      70,326  Valeo S.A. *                                                          3,780
                                                                              -----------
                                                                                    9,293
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.9%)
      56,432  Daimler AG *                                                          3,725
      68,450  Kia Motors Corp.                                                      2,732
                                                                              -----------
                                                                                    6,457
                                                                              -----------
              AUTOMOTIVE RETAIL (0.3%)
      28,800  Advance Auto Parts, Inc.                                              1,871
                                                                              -----------
              BROADCASTING (0.2%)
      68,800  Grupo Televisa S.A. de C.V. ADR                                       1,545
                                                                              -----------
              CASINOS & GAMING (0.4%)
   2,579,200  Resorts World Berhad                                                  2,901
                                                                              -----------
              DEPARTMENT STORES (0.3%)
     100,200  Macy's, Inc.                                                          2,369
                                                                              -----------
              GENERAL MERCHANDISE STORES (1.6%)
      62,100  Big Lots, Inc. *                                                      1,948
      59,200  Dollar Tree, Inc. *                                                   3,037
      54,600  Family Dollar Stores, Inc.                                            2,521
      65,300  Target Corp.                                                          3,392
                                                                              -----------
                                                                                   10,898
                                                                              -----------
              HOMEBUILDING (0.3%)
     188,000  Sekisui House Ltd.                                                    1,769
                                                                              -----------
              PUBLISHING (0.4%)
     206,564  Reed Elsevier N.V.                                                    2,691
                                                                              -----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              SPECIALTY STORES (0.3%)
      57,800  PetSmart, Inc.                                                  $     2,163
                                                                              -----------
              TIRES & RUBBER (1.5%)
     607,000  Bridgestone Corp.                                                    10,885
                                                                              -----------
              Total Consumer Discretionary                                         72,392
                                                                              -----------
              CONSUMER STAPLES (9.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.4%)
     113,100  Archer-Daniels-Midland Co.                                            3,769
      71,400  Corn Products International, Inc.                                     3,038
      40,281  Nutreco Holding N.V.                                                  2,931
                                                                              -----------
                                                                                    9,738
                                                                              -----------
              BREWERS (0.4%)
      26,710  Carlsberg A/S                                                         2,921
                                                                              -----------
              DRUG RETAIL (0.3%)
      52,700  Walgreen Co.                                                          1,785
                                                                              -----------
              FOOD RETAIL (1.6%)
     160,000  Alimentation Couche-Tard, Inc.                                        3,800
      41,281  Casino Guichard-Perrachon S.A.                                        3,878
      76,454  Kesko Oyj "B"                                                         3,790
                                                                              -----------
                                                                                   11,468
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.5%)
      68,300  Wal-Mart Stores, Inc.                                                 3,700
                                                                              -----------
              PACKAGED FOODS & MEAT (2.4%)
   4,082,200  Charoen Pokphand Foods Public Co. Ltd. (a)                            3,173
      53,900  Hershey Co.                                                           2,667
   3,849,077  Marine Harvest ASA                                                    3,825
     418,500  Sara Lee Corp.                                                        5,997
     500,000  Tingyi Holding Corp.                                                  1,361
                                                                              -----------
                                                                                   17,023
                                                                              -----------
              PERSONAL PRODUCTS (0.7%)
      27,700  Herbalife Ltd.                                                        1,769
     131,500  Kao Corp.                                                             3,339
                                                                              -----------
                                                                                    5,108
                                                                              -----------
              TOBACCO (1.9%)
     209,098  Imperial Tobacco Group plc                                            6,698
     114,600  Philip Morris International, Inc.                                     6,704
                                                                              -----------
                                                                                   13,402
                                                                              -----------
              Total Consumer Staples                                               65,145
                                                                              -----------
              ENERGY (10.5%)
              --------------
              COAL & CONSUMABLE FUELS (0.3%)
     556,000  China Shenhua Energy Co. Ltd. "H"                                     2,482
                                                                              -----------
              INTEGRATED OIL & GAS (6.7%)
   1,097,908  BP plc                                                                7,491
      92,800  Chevron Corp.                                                         7,666
     108,300  Exxon Mobil Corp.                                                     7,199
      66,200  Murphy Oil Corp.                                                      4,314
   1,087,039  Polskie Gornictwo Naftowe i Gazownictwo SA                            1,411
     147,625  Repsol YPF S.A.                                                       4,094
     240,627  Royal Dutch Shell plc "A" (b)                                         7,805
      94,160  Statoil ASA                                                           2,056
      99,579  Total S.A.                                                            5,411
                                                                              -----------
                                                                                   47,447
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      54,800  Nexen, Inc.                                                     $     1,166
     131,200  Pacific Rubiales Energy Corp. *                                       4,182
                                                                              -----------
                                                                                    5,348
                                                                              -----------
              OIL & GAS REFINING & MARKETING (2.2%)
     384,100  JX Holdings, Inc.                                                     2,258
     127,744  Polski Koncern Naftowy Orlen S.A. *                                   1,802
     101,600  Sunoco, Inc.                                                          3,807
     388,000  TonenGeneral Sekiyu K.K.                                              3,457
     239,000  Valero Energy Corp.                                                   4,290
                                                                              -----------
                                                                                   15,614
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     242,800  El Paso Corp.                                                         3,219
                                                                              -----------
              Total Energy                                                         74,110
                                                                              -----------

              FINANCIALS (15.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      70,500  Ameriprise Financial, Inc.                                            3,644
                                                                              -----------
              DIVERSIFIED BANKS (5.3%)
   7,880,000  Agricultural Bank of China Ltd. *                                     4,158
     128,452  Australia and New Zealand Banking Group Ltd.                          3,122
     432,457  Banco Bilbao Vizcaya Argentaria S.A.                                  5,688
     578,900  Bangkok Bank Public Co. Ltd. NVDR                                     2,877
   4,820,000  Bank of China Ltd. "H"                                                2,892
      60,200  Bank of Nova Scotia                                                   3,227
     896,400  Grupo Financiero Banorte S.A.                                         3,835
     734,400  Mitsubishi UFJ Financial Group, Inc.                                  3,422
      36,400  National Bank of Canada (b)                                           2,396
   2,180,000  PT Bank Mandiri Tbk                                                   1,707
     132,487  Standard Chartered plc                                                3,833
                                                                              -----------
                                                                                   37,157
                                                                              -----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
     319,282  Investec plc                                                          2,549
                                                                              -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
     658,000  CapitaLand Ltd.                                                       1,978
                                                                              -----------
              LIFE & HEALTH INSURANCE (2.9%)
      57,500  AFLAC, Inc.                                                           3,214
      67,200  Great-West Lifeco, Inc.                                               1,755
   2,684,695  Legal & General Group plc                                             4,319
      91,700  Prudential Financial, Inc.                                            4,821
     135,109  Prudential plc                                                        1,365
     334,507  Resolution Ltd.                                                       1,404
      61,100  Torchmark Corp.                                                       3,500
                                                                              -----------
                                                                                   20,378
                                                                              -----------
              MULTI-LINE INSURANCE (0.6%)
     113,100  Assurant, Inc.                                                        4,472
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   1,539,129  FirstRand Ltd.                                                        4,528
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
      45,200  Aspen Insurance Holdings Ltd.                                         1,282
      76,500  AXIS Capital Holdings Ltd.                                            2,602
      53,900  Chubb Corp.                                                           3,127
   2,274,000  PICC Property and Casualty Co. Ltd "H" *                              3,344
      32,800  Travelers Companies, Inc.                                             1,811
                                                                              -----------
                                                                                   12,166
                                                                              -----------

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REAL ESTATE DEVELOPMENT (0.6%)
   1,398,000  China Overseas Land & Investment Ltd.                           $     2,936
     775,000  Shimao Property Holdings Ltd.                                         1,282
                                                                              -----------
                                                                                    4,218
                                                                              -----------
              REGIONAL BANKS (0.3%)
      33,800  M&T Bank Corp.                                                        2,527
                                                                              -----------
              REINSURANCE (1.9%)
      76,384  Hannover Rueckversicherungs                                           3,865
     135,932  Reinsurance Group of America, Inc. "A"                                6,806
      47,000  Transatlantic Holdings, Inc.                                          2,472
                                                                              -----------
                                                                                   13,143
                                                                              -----------
              SPECIALIZED FINANCE (0.6%)
      93,400  CIT Group, Inc. *                                                     4,047
                                                                              -----------
              Total Financials                                                    110,807
                                                                              -----------
              HEALTH CARE (8.8%)
              ------------------
              BIOTECHNOLOGY (0.5%)
      92,400  Gilead Sciences, Inc. *                                               3,665
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.9%)
      45,200  Alfresa Holdings Corp.                                                1,902
     126,300  AmerisourceBergen Corp.                                               4,145
                                                                              -----------
                                                                                    6,047
                                                                              -----------
              HEALTH CARE EQUIPMENT (1.0%)
     269,686  Smith & Nephew plc                                                    2,372
     130,100  St. Jude Medical, Inc. *                                              4,983
                                                                              -----------
                                                                                    7,355
                                                                              -----------
              HEALTH CARE SERVICES (0.2%)
      26,200  Medco Health Solutions, Inc. *                                        1,376
                                                                              -----------
              MANAGED HEALTH CARE (2.5%)
     133,900  Aetna, Inc.                                                           3,998
     137,500  CIGNA Corp.                                                           4,839
      43,500  Humana, Inc. *                                                        2,536
     126,100  UnitedHealth Group, Inc.                                              4,546
      31,600  WellPoint, Inc. *                                                     1,717
                                                                              -----------
                                                                                   17,636
                                                                              -----------
              PHARMACEUTICALS (3.7%)
     126,392  AstraZeneca plc                                                       6,338
     122,600  Eli Lilly and Co.                                                     4,315
     188,100  Endo Pharmaceuticals Holdings, Inc. *                                 6,911
      78,015  Merck KGaA                                                            6,499
      84,200  Mylan, Inc. *(b)                                                      1,711
                                                                              -----------
                                                                                   25,774
                                                                              -----------
              Total Health Care                                                    61,853
                                                                              -----------
              INDUSTRIALS (9.8%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
      84,600  Northrop Grumman Corp.                                                5,348
                                                                              -----------
              AIR FREIGHT & LOGISTICS (0.3%)
     103,551  Deutsche Post AG                                                      1,931
                                                                              -----------
              AIRLINES (0.7%)
   3,522,000  Air China Ltd. "H" *                                                  4,726
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.6%)
      11,645  Samsung Engineering Co. Ltd.                                          1,857

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
      91,988  YIT Oyj                                                         $     2,224
                                                                              -----------
                                                                                    4,081
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
      77,700  Tata Motors Ltd. ADR (b)                                              2,185
     171,227  Volvo AB "B" *                                                        2,319
                                                                              -----------
                                                                                    4,504
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     197,800  Sumitomo Electric Industries Ltd.                                     2,524
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (1.7%)
     279,779  Koc Holding AS (a)                                                    1,326
      16,801  LG Corp.                                                              1,202
      50,700  Siemens AG                                                            5,792
      45,907  Wendel                                                                3,557
                                                                              -----------
                                                                                   11,877
                                                                              -----------
              INDUSTRIAL MACHINERY (2.3%)
     196,733  Atlas Copco AB                                                        4,112
     117,700  JTEKT Corp.                                                           1,182
      39,844  Metso Corp.                                                           1,889
     133,756  SKF AB "B"                                                            3,454
      29,763  Sulzer AG                                                             3,624
      55,200  Timken Co.                                                            2,286
                                                                              -----------
                                                                                   16,547
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (0.3%)
      53,700  Avery Dennison Corp.                                                  1,952
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (1.5%)
     348,000  Marubeni Corp.                                                        2,188
     242,300  Mitsui & Co. Ltd.                                                     3,809
     276,600  Toyota Tsusho Corp.                                                   4,293
                                                                              -----------
                                                                                   10,290
                                                                              -----------
              TRUCKING (0.8%)
     487,933  FirstGroup plc                                                        3,189
      58,308  Ryder System, Inc.                                                    2,551
                                                                              -----------
                                                                                    5,740
                                                                              -----------
              Total Industrials                                                    69,520
                                                                              -----------

              INFORMATION TECHNOLOGY (12.8%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (1.3%)
     160,400  Research In Motion Ltd. *                                             9,123
                                                                              -----------
              COMPUTER HARDWARE (2.0%)
     420,600  Dell, Inc. *                                                          6,048
     185,400  Hewlett-Packard Co.                                                   7,798
                                                                              -----------
                                                                                   13,846
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
      22,800  Alliance Data Systems Corp. *(b)                                      1,384
     215,455  Amadeus IT Holding S.A. "A" *                                         4,389
                                                                              -----------
                                                                                    5,773
                                                                              -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
     827,000  Hitachi Ltd.                                                          3,741
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (0.6%)
       6,900  Google, Inc. "A" *                                                    4,230
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (1.2%)
     109,077  Aixtron AG                                                            3,560

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     414,500  Applied Materials, Inc.                                         $     5,123
                                                                              -----------
                                                                                    8,683
                                                                              -----------
              SEMICONDUCTORS (3.3%)
     534,287  Infineon Technologies AG *                                            4,206
     474,800  Intel Corp.                                                           9,529
     601,325  Micron Technology, Inc. *                                             4,973
     436,600  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                       4,764
                                                                              -----------
                                                                                   23,472
                                                                              -----------
              SYSTEMS SOFTWARE (2.5%)
     548,591  Microsoft Corp.                                                      14,614
      92,300  Oracle Corp.                                                          2,714
                                                                              -----------
                                                                                   17,328
                                                                              -----------
              TECHNOLOGY DISTRIBUTORS (0.6%)
     138,500  Arrow Electronics, Inc. *                                             4,101
                                                                              -----------
              Total Information Technology                                         90,297
                                                                              -----------

              MATERIALS (9.6%)
              ----------------
              COMMODITY CHEMICALS (1.1%)
       8,463  Honam Petrochemical Corp.                                             1,865
      26,546  Hyosung Chemical, Inc.                                                2,949
       9,599  LG Chem Ltd.                                                          2,960
                                                                              -----------
                                                                                    7,774
                                                                              -----------
              DIVERSIFIED CHEMICALS (2.7%)
      90,071  BASF SE                                                               6,554
     125,300  E.I. du Pont de Nemours & Co.                                         5,924
      32,500  Eastman Chemical Co.                                                  2,553
      54,183  Lanxess                                                               3,771
                                                                              -----------
                                                                                   18,802
                                                                              -----------
              DIVERSIFIED METALS & MINING (2.8%)
   1,703,200  Grupo Mexico S.A.B. de C.V. "B"                                       5,610
      64,801  KGHM Polska Miedz S.A.                                                2,910
       5,981  Korea Zinc Co. Ltd.                                                   1,507
      92,749  Mining and Metallurgical Co. Norilsk Nickel ADR                       1,730
     123,689  Rio Tinto plc                                                         7,999
                                                                              -----------
                                                                                   19,756
                                                                              -----------
              GOLD (1.0%)
      69,200  Barrick Gold Corp.                                                    3,333
      65,600  Newmont Mining Corp.                                                  3,993
                                                                              -----------
                                                                                    7,326
                                                                              -----------
              PAPER PRODUCTS (0.9%)
      83,700  International Paper Co.                                               2,116
     398,699  Stora Enso Oyj                                                        3,962
                                                                              -----------
                                                                                    6,078
                                                                              -----------
              SPECIALTY CHEMICALS (1.1%)
     107,927  Clariant AG *                                                         1,825
      56,577  Koninklijke DSM N.V.                                                  3,025
      29,300  Lubrizol Corp.                                                        3,003
                                                                              -----------
                                                                                    7,853
                                                                              -----------
              Total Materials                                                      67,589
                                                                              -----------
              TELECOMMUNICATION SERVICES (5.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
     203,550  AT&T, Inc.                                                            5,801
   1,237,403  BT Group plc                                                          3,047
   1,376,999  Cable & Wireless Communications                                       1,179

================================================================================

                                                   Portfolio of Investments  | 6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     131,700  Chunghwa Telecom Co. Ltd. ADR                                   $     3,082
      87,689  Koninklijke (Royal) KPN N.V.                                          1,465
      60,650  KT Corp.                                                              2,393
                                                                              -----------
                                                                                   16,967
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (2.8%)
      83,000  America Movil S.A.B. de C.V. ADR "L"                                  4,753
     141,500  MetroPCS Communications, Inc. *                                       1,473
     139,250  Mobile TeleSystems ADR                                                3,015
     105,714  Sistema JSFC GDR                                                      2,727
   2,924,468  Vodafone Group plc                                                    7,959
                                                                              -----------
                                                                                   19,927
                                                                              -----------
              Total Telecommunication Services                                     36,894
                                                                              -----------

              UTILITIES (4.9%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
     807,727  EDP-Energias de Portugal                                              3,091
     286,200  Kansai Electric Power Co., Inc.                                       7,248
     954,737  Terna-Rete Elettrica Nationale S.p.A.                                 4,405
                                                                              -----------
                                                                                   14,744
                                                                              -----------
              GAS UTILITIES (0.6%)
     792,935  Snam Rete Gas S.p.A.                                                  4,296
                                                                              -----------
              MULTI-UTILITIES (1.7%)
   1,063,102  Centrica plc                                                          5,659
     169,867  Gaz de France S.A.                                                    6,780
                                                                              -----------
                                                                                   12,439
                                                                              -----------
              WATER UTILITIES (0.5%)
     146,045  Severn Trent plc                                                      3,265
              Total Utilities                                                      34,744
                                                                              -----------
              Total Common Stocks (cost: $610,371)                                683,351
                                                                              -----------
              PREFERRED SECURITIES (2.8%)

              FINANCIALS (2.8%)
              -----------------
              DIVERSIFIED BANKS (2.8%)
     344,630  Banco Bradesco S.A.                                                   7,104
     343,300  Banco Itau Holding Financeira S.A.                                    8,379
     554,688  Itausa - Investimentos Itau S.A.                                      4,401
                                                                              -----------
              Total Preferred Securities (cost: $16,164)                           19,884
                                                                              -----------
              Total Equity Securities
              (cost: $626,535)                                                    703,235
                                                                              -----------

              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)
   4,364,000  State Street Institutional Liquid Reserve Fund, 0.22%(c)
                 (cost: $4,364)                                                     4,364
                                                                              -----------

================================================================================

7 | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.1%)

              MONEY MARKET FUNDS (0.5%)
   2,884,524  Blackrock Liquidity Institutional TempFund, 0.21%(c)            $     2,885
     799,180  Fidelity Institutional Money Market Portfolio, 0.23%(c)                 799
                                                                              -----------
              Total Money Market Funds (cost: $3,684)                               3,684
                                                                              -----------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.6%)
$      6,744  Credit Suisse First Boston LLC, 0.22%, acquired
                 on 10/29/2010 and due 11/01/2010 at $6,744
                 (collateralized by $6,310 of Fannie Mae(d), 4.88%, due
                 5/18/2012; market value $6,883)                                    6,744
                                                                              -----------
       4,244  Deutsche Bank Securities Inc., 0.21%, acquired
                 on 10/29/2010 and due 11/01/2010 at $4,244
                 (collateralized by $9,212 of U.S. Treasury, 3.96%(e),
                 due 8/15/2029; market value $4,329)                                4,244
                                                                              -----------
              Total Repurchase Agreements
                                                                                   10,988
                                                                              -----------
              Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $14,672)
                                                                                   14,672
                                                                              -----------

              TOTAL INVESTMENTS (COST: $645,571)                              $   722,271
                                                                              ===========


($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------
                                                    (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                                  QUOTED PRICES         OTHER            SIGNIFICANT
                                                    IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                                     MARKETS          OBSERVABLE            INPUTS
                                                  FOR IDENTICAL         INPUTS
ASSETS                                                ASSETS                                                            TOTAL
-----------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                                   $     678,852      $     4,499        $          --          $      683,351
  PREFERRED SECURITIES                                   19,884               --                   --                  19,884
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                      4,364               --                   --                   4,364
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                                      3,684               --                   --                   3,684
  REPURCHASE AGREEMENTS                                      --           10,988                   --                  10,988
-----------------------------------------------------------------------------------------------------------------------------
Total                                            $      706,784      $    15,487        $          --          $      722,271
-----------------------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, common stocks with a fair value of $176,492,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At October 31, 2010, closing prices were not adjusted for these securities.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

9 | USAA Capital Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value, common stocks valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value, and common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $14,375,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $85,866,000 and $9,166,000, respectively, resulting in net unrealized appreciation of $76,700,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $705,737,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 61.5% of net assets at October 31, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

11 | USAA Capital Growth Fund

================================================================================

NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) The security or a portion thereof was out on loan as of October 31, 2010.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.